Subsequent Events - Additional Information (Detail) $ in Thousands									3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 15, 2024	Nov. 15, 2023	Nov. 15, 2022	Nov. 03, 2020 USD ($)	Sep. 30, 2020	Jul. 15, 2020 USD ($)	Jun. 15, 2020 USD ($)	May 15, 2020 USD ($)	Sep. 30, 2020	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 22, 2020	Mar. 31, 2020 USD ($)	Feb. 28, 2020 USD ($)
Loan origination volume									81.00%	68.60%
Percentage of ownership															94.00%
Proceeds from sale of mortgage servicing rights										$ 217,786	$ 571,010	$ 594,150	$ 224,012	$ 203,254
Subsequent Event
Debt instrument redemption price percentage	100.00%	101.375%	102.75%
Debt instrument redemption price percentage of principal amount redeemed	105.50%		100.00%
Aggreements to sell unpaid Balance of MSRs for cash																$ 72,600,000	$ 24,500,000
Notes issued and sold						$ 200,000	$ 100,000	$ 200,000
Additional notes issuable						$ 200,000	$ 200,000
Senior notes maturity date					May 15, 2020
Subsequent Event | Proposed United Wholesale Mortgage Business Combination
Percentage of ownership															94.00%
Subsequent Event | MSR Acquistions
Proceeds from sale of mortgage servicing rights										$ 13,200,000
Subsequent Event | Maximum
Debt instrument redemption price percentage of principal amount redeemed			40.00%
Debt instrument convertible ratio				2.0
Subsequent Event | Minimum
Fixed charge coverage ratio				3.0
Senior Notes | Subsequent Event
Senior notes interest rate				5.50%	15.50%				15.50%	15.50%
Principal amount of senior unsecured notes				$ 800,000
Description of senior notes redemption				Interest on the Senior Notes is due semi-annually on May 15 and November 15 of each year, beginning on May 15, 2021. The Company intends to (1) use approximately $500.0 million of the net proceeds from the offering of Senior Notes for general corporate purposes to fund future growth and (2) distribute the remainder to SFS Holding Corp., the Company's member, for tax distributions.
Net proceeds from the offering of Senior Notes				$ 500,000